                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Monongahela Capital Management
Address:  800 Cranberry Woods Drive, Suite 200
	  Cranberry Township PA 16066

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rodgers
Title:     President
Phone:     724-779-2200
Signature, Place and Date of Signing: 2/10/2008

    Mark Rodgers

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    58
Form 13F Information Table Value Total:    83,824


                                                                             SHARES/   INVSTMT      OTHER        VOTING
NAME OF ISSUER         TITLE OF CLASS             CUSIP         VALUE        PRN AMT   DISCRETN    MANAGERS     AUTHORITY
--------------         --------------           ---------      --------      --------  --------    --------      --------
AT&T INC		     COM		00206R102      1,677	      40,357	 SOLE	      NONE	   31,596
ADOBE SYS INC                COM                00724F101        872          20,400     SOLE         NONE         16,100
ALCOA INC                    COM                013817101      1,558          42,628     SOLE         NONE         31,228
AMETEK INC NEW		     COM		031100100        885	      18,899	 SOLE	      NONE	    9,899
ARCHER DANIELS MIDLAND CO    COM		039483102	 633	      13,637	 SOLE	      NONE	   11,105
BANK OF AMERICA CORP	     COM		030505104	 421	      10,202	 SOLE	      NONE	    9,252
BJ SERVICES CO		     COM		055482103      1,515	      62,457	 SOLE	      NONE	   47,797
BP PLC                       SPONSORED ADR      055622104      1,318          18,015     SOLE         NONE         10,616
BORDERS GROUP INC	     COM		099709107	 191	      17,950	 SOLE	      NONE	   16,850
BRISTOL MYERS SQUIBB CO	     COM		110122108      1,200	      45,264	 SOLE	      NONE	   33,234
CAMPBELL SOUP COMPANY	     COM		134429109        445	      12,450	 SOLE	      NONE	   11,450
CHEVRON CORP NEW	     COM		166764100      2,269	      24,309	 SOLE	      NONE	   19,593
COACH INC		     COM		189754104      1,892	      61,860	 SOLE	      NONE	   51,000
COLGATE PALMOLIVE CO	     COM		194162103      2,372	      30,428	 SOLE	      NONE	   23,797
CREE INC		     COM		225447101        750	      27,305	 SOLE	      NONE	   22,580
CUBIC CORP		     COM		229669106	 672	      17,150	 SOLE	      NONE	   13,250
DOW CHEMICAL COMPANY	     COM		260543103      1,838	      46,631 	 SOLE	      NONE	   38,618
DUKE ENERGY CORP NEW	     COM		26441C105        541	      26,832	 SOLE	      NONE	   25,732
EQUITABLE RESOURCES INC	     COM		294549100	 594	      11,140	 SOLE	      NONE	   11,140
EXXON MOBIL CORP	     COM		30231G102      3,164	      33,770	 SOLE	      NONE	   17,333
FEDEX CORPORATION	     COM		31428X106      1,643	      18,425	 SOLE	      NONE	   15,825
FLIR SYSTEMS INC	     COM		302445101      1,208	      38,580	 SOLE	      NONE	   33,100
GENERAL ELECTRIC CO	     COM		369604103      2,965	      79,985	 SOLE	      NONE	   66,695
GENWORTH FINANCIAL INC	     COM CL A		37247D106      1,432	      56,281	 SOLE	      NONE	   46,580
HARSCO CORP	             COM		415864107      1,001	      15,620	 SOLE	      NONE	    8,020
HEINZ H J CO		     COM		423074103      1,859	      39,828	 SOLE	      NONE	   30,378
INGERSOLL RAND COMPANY LTD   CL A		G4776G101      1,834	      39,472	 SOLE	      NONE	   30,070
INTERNATIONAL PAPER CO	     COM		460146103      1,059	      32,704	 SOLE	      NONE	   25,243
JOHNSON & JOHNSON	     COM		478160104      2,682	      40,215	 SOLE	      NONE	   34,035
KINROSS GOLD CORP	     COM NO PAR		496902404	 323	      17,550	 SOLE	      NONE	   14,600
KRAFT FOODS INC		     CL A		50075N104      1,416	      43,403	 SOLE	      NONE	   37,653
LANCE INC		     COM		514606102	 534	      26,150	 SOLE	      NONE	   26,150
LILLY ELI & CO		     COM		532457108      1,217	      22,796	 SOLE	      NONE	   18,041
MARATHON OIL CORP	     COM		565849106      1,637	      26,890	 SOLE	      NONE	   13,090
MC CORMICK & CO INC	     COM NON VTG	579780206      2,533	      66,827	 SOLE	      NONE	   56,325
MERCK & CO INC		     COM		589331107      1,021	      17,566	 SOLE	      NONE	   13,916
MICROSOFT CORP		     COM		594918104	 440	      12,370	 SOLE	      NONE	   11,570
MIDLAND CO		     COM		597486109	 566	       8,750	 SOLE	      NONE	    8,750
MOTOROLA INC		     COM		620076109	 172	      10,700	 SOLE	      NONE	    4,700
NATIONAL CITY CORP	     COM		635405103      1,813	     110,133	 SOLE	      NONE	  101,325
NATIONAL FUEL GAS CO N J     COM		636180101      2,296	      49,186	 SOLE	      NONE	   43,936
NEWELL RUBBERMAID	     COM		651229106	 489	      18,887	 SOLE	      NONE	    9,775
NEWMONT MINING CORP	     COM		651639106	 518	      10,600	 SOLE	      NONE	    8,700
OLIN CORP NEW		     COM PAR $1		680665205	 546	      28,247	 SOLE	      NONE	   22,950
P P G INDUSTRIES INC	     COM		693506107      1,191	      16,957	 SOLE	      NONE	    9,907
PFIZER INC		     COM		717081103	 728	      32,007	 SOLE	      NONE	   20,592
SIRF TECHNOLOGY HOLDINGS INC COM		82967H101      1,105	      43,980	 SOLE	      NONE	   38,900
SPECTRA ENERGY CORP	     COM		847560109	 425	      16,456	 SOLE	      NONE	   14,506
STERIS CORP		     COM		859152100	 365	      12,660	 SOLE	      NONE	    5,660
TELLABS INC		     COM		879664100      	 845	     129,230	 SOLE	      NONE	  117,380
3M CO			     COM		88579Y101      1,950	      23,123	 SOLE	      NONE	   17,373
II-VI INC		     COM		902104108     12,067	     394,998	 SOLE	      NONE	  323,080
UNION PACIFIC CORP	     COM		907818108      1,979	      15,750	 SOLE	      NONE	   13,350
VERIZON COMMUNICATIONS	     COM		92343V104	 854	      19,548	 SOLE	      NONE	   14,666
WALGREEN COMPANY	     COM		931422109      3,109	      81,650	 SOLE	      NONE	   65,200
WHOLE FOODS MARKET INC       COM                966837106      2,279          55,859     SOLE         NONE         44,060
WVS FINL CORP		     COM		929358109	 370	      22,512	 SOLE	      NONE	   21,412
XEROX CORP                   COM                984121103        546          33,750     SOLE         NONE         29,350